Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Supplement [Text Block]	pipi17_SupplementTextBlock

Prudential Investment Portfolios, Inc. 17
Prudential Total Return Bond Fund

Supplement dated March 11, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of April 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of April 1, 2016:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	.40%	.40%	.40%	.40%	.40%	.40%
+ Distribution and service (12b-1) fees	.25%	1.00%	1.00%	None	.75%	None
+ Other expenses	.16%	.16%	.16%	.03%	.16%	.16%
= Total annual Fund operating expenses	.81%	1.56%	1.56%	.43%	1.31%	.56%
– Fee waiver and/or expense reimbursement	(.05)%	(.05)%	(.05)%	None	(.30)%	(.05)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)(2)	.76%	1.51%	1.51%	.43%	1.01%	.51%

(1) The manager has contractually agreed, through February 28, 2017, to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.51% of the Fund’s average daily net assets (exclusive of 12b-1 fees, extraordinary expenses and certain other expenses, such as taxes, interest, and brokerage commissions). Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through February 28, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund's Board of Directors.
(2) Total annual fund operating expenses were calculated based on current net assets as of February 29, 2016.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$524	$692	$875	$1,402	$524	$692	$875	$1,402
Class B	$654	$788	$945	$1,556	$154	$488	$845	$1,556
Class C	$254	$488	$845	$1,852	$154	$488	$845	$1,852
Class Q	$44	$138	$241	$542	$44	$138	$241	$542
Class R	$103	$386	$689	$1,553	$103	$386	$689	$1,553
Class Z	$52	$174	$308	$697	$52	$174	$308	$697

PRUDENTIAL TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi17_SupplementTextBlock

Prudential Investment Portfolios, Inc. 17
Prudential Total Return Bond Fund

Supplement dated March 11, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of April 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of April 1, 2016:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	.40%	.40%	.40%	.40%	.40%	.40%
+ Distribution and service (12b-1) fees	.25%	1.00%	1.00%	None	.75%	None
+ Other expenses	.16%	.16%	.16%	.03%	.16%	.16%
= Total annual Fund operating expenses	.81%	1.56%	1.56%	.43%	1.31%	.56%
– Fee waiver and/or expense reimbursement	(.05)%	(.05)%	(.05)%	None	(.30)%	(.05)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)(2)	.76%	1.51%	1.51%	.43%	1.01%	.51%

(1) The manager has contractually agreed, through February 28, 2017, to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.51% of the Fund’s average daily net assets (exclusive of 12b-1 fees, extraordinary expenses and certain other expenses, such as taxes, interest, and brokerage commissions). Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through February 28, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund's Board of Directors.
(2) Total annual fund operating expenses were calculated based on current net assets as of February 29, 2016.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$524	$692	$875	$1,402	$524	$692	$875	$1,402
Class B	$654	$788	$945	$1,556	$154	$488	$845	$1,556
Class C	$254	$488	$845	$1,852	$154	$488	$845	$1,852
Class Q	$44	$138	$241	$542	$44	$138	$241	$542
Class R	$103	$386	$689	$1,553	$103	$386	$689	$1,553
Class Z	$52	$174	$308	$697	$52	$174	$308	$697

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL TOTAL RETURN BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.76%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 524
3 Years	rr_ExpenseExampleYear03	692
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,402
1 Year	rr_ExpenseExampleNoRedemptionYear01	524
3 Years	rr_ExpenseExampleNoRedemptionYear03	692
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,402
PRUDENTIAL TOTAL RETURN BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 654
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	945
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	488
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,556
PRUDENTIAL TOTAL RETURN BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 254
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,852
1 Year	rr_ExpenseExampleNoRedemptionYear01	154
3 Years	rr_ExpenseExampleNoRedemptionYear03	488
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,852
PRUDENTIAL TOTAL RETURN BOND FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.03%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.43%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.43%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	542
1 Year	rr_ExpenseExampleNoRedemptionYear01	44
3 Years	rr_ExpenseExampleNoRedemptionYear03	138
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 542
PRUDENTIAL TOTAL RETURN BOND FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.01%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	386
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,553
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	386
5 Years	rr_ExpenseExampleNoRedemptionYear05	689
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
PRUDENTIAL TOTAL RETURN BOND FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.16%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.56%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.51%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	308
10 Years	rr_ExpenseExampleYear10	697
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	174
5 Years	rr_ExpenseExampleNoRedemptionYear05	308
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 697

[1]	The manager has contractually agreed, through February 28, 2017, to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.51% of the Fund’s average daily net assets (exclusive of 12b-1 fees, extraordinary expenses and certain other expenses, such as taxes, interest, and brokerage commissions). Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through February 28, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund's Board of Directors.
[2]	Total annual fund operating expenses were calculated based on current net assets as of February 29, 2016.